Cost Information (Collaborative Arrangements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Income Statement Elements [Line Items]
Cost of Goods Sold	$ 59,905	$ 61,257	$ 57,867
Cost of Services	22,788	22,447	21,974
Collaborative arrangement
Supplemental Income Statement Elements [Line Items]
Cost of Goods Sold	2,736	2,660	2,613
Cost of Services	$ 788	$ 873	$ 820